Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Non-current Assets
Schedule of other non current assets

	December 31,	December 31,
	2022	2023
Non-current portion of auto financing receivables	4,501,168	2,486,326
Long-term deposits	944,768	1,092,550
Non-current portion of prepayments for long-term assets	433,750	1,173,248
Non-current portion of receivables of installment payments for battery	221,089	59,853
Non-current portion of right of use assets – finance lease	49,205	55,985
Non-current portion of national subsidy receivable	1,227,270	—
Others	110,950	68,956
Less: Allowance for credit losses	(89,641)	(53,357)
Total	7,398,559	4,883,561